UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Annual report for the year ended August 31, 2017

Invest with care for
durable outcomes.

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–1.94%	–0.02%	0.98%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.71% for Class A shares as of the prospectus dated November 1, 2017 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.97%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.05%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Summary investment portfolio

9	Financial statements

34	Board of trustees and other officers

Fellow investors:

U.S. interest rates moved higher and credit spreads tightened during Short-Term Bond Fund of America’s fiscal year, providing a mixed environment for high-grade fixed income investments. For the 12-month period ended August 31, 2017, the fund returned 0.98%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, returned 0.74%. Meanwhile, the Lipper Short U.S. Government Funds Average posted a return of 0.50%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 10 cents a share earned an income return of 1.05% over the past 12 months. For those who took their dividends in cash, the figure was 1.04%. The fund’s share price declined slightly from $9.98 to $9.97.

In an environment of gradually rising interest rates, we are pleased to have achieved a positive result for investors.

Still, it is important to note that this fund follows a conservative and highly cautious investment approach designed to maintain stability and minimize volatility over the long term. Our primary goal is to generate a level of income while preserving capital.

Bond market overview

U.S. bonds produced mixed results during the fiscal year. Treasuries declined as the Federal Reserve sought to tighten monetary policy amid an improving U.S. economy, a tight labor market and relatively low inflation. On the other hand, credit rallied as strong investor demand and the pursuit of higher yields supported the corporate bond market. The yield on the benchmark 10-year Treasury note rose 54 basis points to close the period at 2.12%. Two-year Treasury yields climbed 53 basis points to 1.33%.

Despite the headwind of rising interest rates, the overall bond market continued to generate positive returns. That was largely due to rising demand for investment-grade corporate bonds, which generally

Results at a glance

For periods ended August 31, 2017, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	10 years

Short-Term Bond Fund of America (Class A shares)	0.98%	0.85%	0.53%	1.32%
Bloomberg Barclays U.S. Government/Credit 1-3 Years ex BBB Index*	0.74	0.97	0.84	2.04
Lipper Short U.S. Government Funds Average†	0.50	0.55	0.33	1.48

*	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Short-Term Bond Fund of America	1

provide higher yields. Corporate spreads over Treasuries tightened significantly during the 12-month period — from 136 basis points at the start of the fiscal year to 110 basis points at the end.

U.S. corporate bond issuance accelerated at a record-breaking pace as companies rushed to issue debt ahead of the Fed’s expected rate hikes. During the first half of 2017, investment-grade bond issuance by U.S. companies totaled approximately $722 billion. Much of the bond proceeds were used to refinance existing debt and pay for acquisitions. Among the largest offerings, Microsoft sold $17 billion of bonds to help finance its purchase of LinkedIn.

Inside the portfolio

As in previous years, the fund remained invested in high-quality fixed income assets, including U.S. Treasuries, corporate bonds and mortgage-backed securities. Over the 12-month period, the fund’s exposure to corporate bonds moved higher as the credit market rallied. Treasuries and mortgage-related holdings were reduced to make room for more compelling opportunities. Throughout much of the period, the fund’s duration was shorter than the index, which helped to minimize losses as interest rates moved higher.

Within the Treasury market, managers continued to maintain significant investments in Treasury Inflation Protected Securities (TIPS). The fund’s TIPS holdings were trimmed during the fiscal year. However, TIPS remain an area of high conviction among the managers. TIPS outpaced nominal Treasuries during the period, allowing managers to take profits at times. Managers continue to favor TIPS for their diversification benefits and as a hedge against higher inflation.

The fund’s shorter-than-index duration contributed to results as interest rates rose. To manage duration and curve positioning, the fund used both cash bonds and derivatives such as interest rate swaps and futures. Managers primarily used these derivatives as a price-efficient way to shift interest-rate exposure away from longer maturities and toward shorter maturities.

Looking ahead

The outlook for the U.S. economy remains positive. Gross domestic product (GDP) growth is expected to stay in the 2% to 2.5% range, roughly where it has been for the past decade. Although inflation has weakened in recent months, it is expected to pick up again and grow in line with the Fed’s 2% inflation target. Global growth looks promising amid gradually improving economic activity in Europe, Japan, China and a number of emerging markets.

Given these favorable economic conditions, the Fed is likely to stay on course with its stated plan to gradually increase short-term interest rates. However, we continue to hold the view that long-term U.S. interest rates will remain “lower for longer” due to persistent pressures in the global markets, including aging populations in developed countries, lack of productivity growth and low to negative interest rates elsewhere. In this environment, we believe U.S. rates could stay relatively low for years to come.

We appreciate your support and look forward to reporting to you again in six months.

Sincerely,

John R. Queen

President

October 17, 2017

For current information about the fund, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

2	Short-Term Bond Fund of America

The value of a long-term perspective

How a $10,000 investment has grown (for the period October 2, 2006, to August 31, 2017, with dividends reinvested)

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.¹ Thus, the net amount invested was $9,750.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[4]	Source: Thomson Reuters Lipper. Results of the Lipper Short U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	For the period October 2, 2006, commencement of operations, through August 31, 2007.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2017)*

Class A shares	1 year	5 years	10 years
At maximum offering price (reflecting the maximum 2.50% sales charge)	–1.58%	0.02%	1.06%
At net asset value	0.98	0.53	1.32

*	Assumes reinvestment of all distributions.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Short-Term Bond Fund of America	3

Summary investment portfolio August 31, 2017

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	34.24%
AAA/Aaa	27.73
AA/Aa	17.47
A/A	7.67
Unrated	1.68
Short-term securities & other assets less liabilities	11.21

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 88.79%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 33.46%
U.S. Treasury 28.82%
U.S. Treasury 1.125% 2018[1]	$75,000	$74,941
U.S. Treasury 1.25% 2018	91,985	91,964
U.S. Treasury 1.25% 2018	84,140	84,116
U.S. Treasury 0.75% 2019	36,640	36,359
U.S. Treasury 0.875% 2019	50,000	49,547
U.S. Treasury 1.25% 2019	57,000	56,928
U.S. Treasury 1.25% 2019	48,730	48,680
U.S. Treasury 1.375% 2019	45,000	45,047
U.S. Treasury 1.50% 2020	194,541	195,051
U.S. Treasury 1.50% 2020	36,000	36,098
U.S. Treasury 1.50% 2020	29,470	29,530
U.S. Treasury 1.75% 2021	25,000	25,114
U.S. Treasury 1.625% 2022	106,500	106,108
U.S. Treasury 1.75% 2022	65,100	65,276
U.S. Treasury 1.875% 2022	380,075	382,956
U.S. Treasury 1.875% 2022	52,000	52,422
U.S. Treasury 1.875% 2022	39,900	40,243
U.S. Treasury 2.00% 2024	98,000	98,417
U.S. Treasury 2.125% 2024	70,500	71,340
U.S. Treasury 0.75%–2.38% 2018–2027	89,291	89,251
		1,679,388

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 4.64%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	$52,299	$52,590
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,790	25,714
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	52,490	53,951
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	62,212	62,787
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	30,926	31,665
U.S. Treasury Inflation-Protected Securities 0.25%–0.88% 2025–2047[2]	43,901	43,912
		270,619

Total U.S. Treasury bonds & notes		1,950,007

Corporate bonds & notes 21.26%
Financials 7.71%
Royal Bank of Canada 2.125% 2020	30,315	30,532
Toronto-Dominion Bank 1.45% 2018	34,155	34,127
Toronto-Dominion Bank 1.63%–1.75% 2018	30,300	30,336
Other securities		354,433
		449,428

Energy 3.36%
Chevron Corp. (3-month USD-LIBOR + 0.50%) 1.814% 2018[3]	26,600	26,691
Chevron Corp. 1.686% 2019	30,315	30,408
Chevron Corp. 1.56%–1.99% 2019–2020	23,845	23,935
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.396% 2019[3]	31,820	31,890
Other securities		82,608
		195,532

Health care 3.01%
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.677% 2018[3]	26,200	26,259
Other securities		149,255
		175,514

Information technology 2.57%
Apple Inc. 1.55% 2019	25,300	25,363
Microsoft Corp. 1.85% 2020	25,330	25,494
Other securities		99,070
		149,927

Consumer discretionary 1.64%
Amazon.com, Inc. 1.90% 2020[4]	26,800	26,929
Other securities		68,914
		95,843

Consumer staples 1.56%
Coca-Cola Co. 1.375% 2019	35,000	34,963
Other securities		55,754
		90,717

Other 1.41%
Other securities		82,103

Total corporate bonds & notes		1,239,064

Asset-backed obligations 15.76%
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[5]	25,090	25,114
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[5]	34,310	34,271
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	24,850	24,924
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,5]	39,895	39,810
Other securities		794,011
		918,130

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 9.04%
European Investment Bank 1.25%–2.25% 2019–2022	$88,668	$88,809
International Bank for Reconstruction and Development 0.88%–1.88% 2018–2022	81,000	80,545
KfW 0.88%–1.50% 2017–2021	94,000	93,598
Sweden (Kingdom of) 1.125% 2019[4]	65,000	64,499
Sweden (Kingdom of) 1.00%–1.63% 2017–2020[4]	18,400	18,415
Other securities		180,635
		526,501

Mortgage-backed obligations 6.97%
Federal agency mortgage-backed obligations 4.88%
Fannie Mae 3.50% 2036[5]	36,133	37,874
Fannie Mae 1.43%–6.00% 2019–2047[3,5,6]	59,012	62,015
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.013% 2062[3,5]	33,290	33,690
Government National Mortgage Assn. 1.82%–6.64% 2043–2065[3,5]	77,394	80,521
Other securities		70,627
		284,727

Collateralized mortgage-backed (privately originated) 1.98%
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.081% 2019[3,4,5]	33,505	33,515
Other securities		81,826
		115,341

Commercial mortgage-backed securities 0.11%
Other securities		6,209

Total mortgage-backed obligations		406,277

Municipals 1.52%
Other securities		88,769

Federal agency bonds & notes 0.78%
Fannie Mae 1.00%–2.00% 2019–2022	36,415	36,622
Other securities		8,721
		45,343

Total bonds, notes & other debt instruments (cost: $5,154,554,000)		5,174,091

Short-term securities 10.15%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16%–1.40% due 9/7/2017–10/31/2017	151,400	151,394
Canadian Imperial Bank of Commerce 1.18% due 9/15/2017[4]	31,100	31,085
Fairway Finance Corp. 1.20% due 9/5/2017[4]	44,100	44,093
Federal Home Loan Bank 1.03%–1.07% due 9/29/2017–11/28/2017	153,400	153,149
General Electric Co. 1.08% due 9/1/2017	26,400	26,399
Mizuho Bank, Ltd. 1.18% due 9/1/2017[4]	72,300	72,298
Sumitomo Mitsui Banking Corp. 1.24% due 9/26/2017[4]	51,100	51,056
Svenska Handelsbanken Inc. 1.26% due 10/27/2017[4]	41,000	40,922
Other securities		20,895

Total short-term securities (cost: $591,270,000)		591,291
Total investment securities 98.94% (cost: $5,745,824,000)		5,765,382
Other assets less liabilities 1.06%		61,676

Net assets 100.00%		$5,827,058

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $14,487,000, which represented .25% of the net assets of the fund.

6	Short-Term Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 8/31/2017[8] (000)	Unrealized appreciation (depreciation) at 8/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	1,905	December 2017	$190,500	$241,905	$294
20 Year U.S. Treasury Bond Futures	Short	87	December 2017	(8,700)	(13,580)	(57)
30 Year Ultra U.S. Treasury Bond Futures	Short	288	December 2017	(28,800)	(48,690)	(267)
10 Year Ultra U.S. Treasury Note Futures	Short	857	December 2017	(85,700)	(117,007)	(94)
2 Year U.S. Treasury Note Futures	Long	1,379	January 2018	275,800	298,295	72
5 Year U.S. Treasury Note Futures	Long	1,107	January 2018	110,700	131,179	216
						$164

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2017 (000)
U.S. EFFR	1.19375%	11/1/2017	$600,000	$(30)	$—	$(30)
U.S. EFFR	1.242%	1/31/2018	500,000	(10)	—	(10)
U.S. EFFR	1.24375%	1/31/2018	500,000	(15)	—	(15)
U.S. EFFR	1.26%	1/31/2018	1,800,000	(90)	—	(90)
U.S. EFFR	1.2715%	1/31/2018	5,470,000	(328)	—	(328)
U.S. EFFR	1.278%	1/31/2018	4,750,000	(332)	—	(332)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	429	—	429
1.337%	U.S. EFFR	6/8/2019	349,000	216	—	216
3-month USD-LIBOR	1.504%	6/8/2019	174,500	31	—	31
3-month USD-LIBOR	1.5055%	6/8/2019	174,500	28	—	28
1.367%	U.S. EFFR	6/12/2019	174,500	201	—	201
3-month USD-LIBOR	1.5395%	6/12/2019	174,500	(79)	—	(79)
1.37%	U.S. EFFR	6/14/2019	13,000	16	—	16
3-month USD-LIBOR	1.553%	6/14/2019	13,000	(9)	—	(9)
1.362%	U.S. EFFR	6/21/2019	174,500	181	—	181
3-month USD-LIBOR	1.555%	6/21/2019	174,500	(119)	—	(119)
1.351%	U.S. EFFR	6/28/2019	174,500	145	—	145
3-month USD-LIBOR	1.5445%	6/28/2019	174,500	(82)	—	(82)
3-month USD-LIBOR	1.276%	10/11/2021	103,000	1,737	—	1,737
3-month USD-LIBOR	2.029%	7/11/2022	178,000	(2,310)	—	(2,310)
3-month USD-LIBOR	1.9235%	7/31/2022	15,000	(120)	—	(120)
2.296%	3-month USD-LIBOR	3/21/2024	38,000	1,002	—	1,002
2.589%	3-month USD-LIBOR	2/10/2025	212,000	4,613	—	4,613
3-month USD-LIBOR	2.2365%	9/2/2025	50	(1)	—	(1)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	1,462	—	1,462
3-month USD-LIBOR	1.623%	5/19/2026	30,000	927	—	927
3-month USD-LIBOR	1.3805%	7/5/2026	37,000	1,918	—	1,918
3-month USD-LIBOR	2.214%	4/19/2027	82,500	(1,202)	—	(1,202)
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	(1,244)	—	(1,244)
3-month USD-LIBOR	2.298%	5/3/2027	25,200	(553)	—	(553)
3-month USD-LIBOR	2.172%	8/16/2027	8,000	(78)	—	(78)
3-month USD-LIBOR	2.7595%	2/10/2030	113,000	(4,216)	—	(4,216)
3-month USD-LIBOR	2.5105%	8/4/2047	5,000	(148)	—	(148)
3-month USD-LIBOR	2.51%	8/4/2047	28,000	(827)	—	(827)
3-month USD-LIBOR	2.5015%	8/17/2047	12,800	(354)	—	(354)
3-month USD-LIBOR	2.5095%	8/17/2047	12,200	(359)	—	(359)
					$—	$400

Short-Term Bond Fund of America	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $43,724,000, which represented .75% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,332,356,000, which represented 22.86% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

8	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities at August 31, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $5,745,824)		$5,765,382
Cash		142
Receivables for:
Sales of investments	$299,329
Sales of fund’s shares	9,708
Variation margin on futures contracts	581
Variation margin on swap contracts	421
Interest	15,581
Other	76	325,696
		6,091,220
Liabilities:
Payables for:
Purchases of investments	252,830
Repurchases of fund’s shares	6,739
Dividends on fund’s shares	162
Investment advisory services	1,374
Services provided by related parties	1,416
Trustees’ deferred compensation	55
Variation margin on futures contracts	329
Variation margin on swap contracts	1,137
Other	120	264,162
Net assets at August 31, 2017		$5,827,058

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,824,669
Undistributed net investment income		893
Accumulated net realized loss		(18,626)
Net unrealized appreciation		20,122
Net assets at August 31, 2017		$5,827,058

See Notes to Financial Statements

Short-Term Bond Fund of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (584,494 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,101,832	310,996	$9.97
Class C	68,052	6,904	9.86
Class T	10	1	9.98
Class F-1	136,006	13,637	9.97
Class F-2	305,286	30,608	9.97
Class F-3	211,143	21,166	9.98
Class 529-A	320,458	32,131	9.97
Class 529-C	64,841	6,597	9.83
Class 529-E	16,702	1,676	9.96
Class 529-T	10	1	9.98
Class 529-F-1	65,195	6,537	9.97
Class R-1	4,420	449	9.85
Class R-2	45,050	4,576	9.84
Class R-2E	597	60	9.97
Class R-3	54,847	5,506	9.96
Class R-4	37,259	3,736	9.97
Class R-5E	10	1	9.98
Class R-5	11,218	1,125	9.98
Class R-6	1,384,122	138,787	9.97

See Notes to Financial Statements

10	Short-Term Bond Fund of America

Statement of operations for the year ended August 31, 2017	(dollars in thousands)

Investment income:
Income:
Interest		$88,762
Fees and expenses*:
Investment advisory services	$15,751
Distribution services	10,514
Transfer agent services	4,521
Administrative services	1,560
Reports to shareholders	203
Registration statement and prospectus	736
Trustees’ compensation	43
Auditing and legal	88
Custodian	24
Other	398
Total fees and expenses before reimbursement	33,838
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		33,838
Net investment income		54,924

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(19,849)
Futures contracts	13,270
Swap contracts	5,516	(1,063)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(5,163)
Futures contracts	6
Swap contracts	12,582	7,425
Net realized loss and unrealized appreciation		6,362

Net increase in net assets resulting from operations		$61,286

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Statements of changes in net assets

(dollars in thousands)

	Year ended August 31
	2017	2016
Operations:
Net investment income	$54,924	$34,861
Net realized (loss) gain	(1,063)	1,221
Net unrealized appreciation	7,425	16,374
Net increase in net assets resulting from operations	61,286	52,456
Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(61,789)	(40,730)
Distributions from net realized gain on investments	(1,787)	(9,403)
Total dividends and distributions paid or accrued to shareholders	(63,576)	(50,133)
Net capital share transactions	423,138	585,363
Total increase in net assets	420,848	587,686
Net assets:
Beginning of year	5,406,210	4,818,524
End of year (including undistributed net investment income: $893 and $139, respectively)	$5,827,058	$5,406,210

See Notes to Financial Statements

12	Short-Term Bond Fund of America

Notes to financial statements

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge*)	None
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C†	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	18 months for shares purchased on or after August 14, 2017.
†	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Short-Term Bond Fund of America	13

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

14	Short-Term Bond Fund of America

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,950,007	$—	$1,950,007
Corporate bonds & notes	—	1,237,862	1,202	1,239,064
Asset-backed obligations	—	918,130	—	918,130
Bonds & notes of governments & government agencies outside the U.S.	—	526,501	—	526,501
Mortgage-backed obligations	—	406,277	—	406,277
Municipals	—	88,769	—	88,769
Federal agency bonds & notes	—	45,343	—	45,343
Short-term securities	—	591,291	—	591,291
Total	$—	$5,764,180	$1,202	$5,765,382

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$582	$—	$—	$582
Unrealized appreciation on interest rate swaps	—	12,906	—	12,906
Liabilities:
Unrealized depreciation on futures contracts	(418)	—	—	(418)
Unrealized depreciation on interest rate swaps	—	(12,506)	—	(12,506)
Total	$164	$400	$—	$564

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

16	Short-Term Bond Fund of America

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized

Short-Term Bond Fund of America	17

appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,073,793,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $12,726,125,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures contracts	Interest	Net unrealized appreciation*	$582	Net unrealized depreciation*	$418
Interest rate swaps	Interest	Net unrealized appreciation*	12,906	Net unrealized depreciation*	12,506
			$13,488		$12,924

		Net realized gain		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures contracts	Interest	Net realized gain on futures contracts	$13,270	Net unrealized appreciation on futures contracts	$6
Interest rate swaps	Interest	Net realized gain on interest rate swaps	5,516	Net unrealized appreciation on interest rate swaps	12,582
			$18,786		$12,588

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

18	Short-Term Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013 and by state tax authorities for tax years before 2012.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2017, the fund reclassified $4,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $7,623,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $5,736,000.

As of August 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$988
Post-October capital loss deferral*	(12,589)
Gross unrealized appreciation on investments	37,720
Gross unrealized depreciation on investments	(18,447)
Net unrealized appreciation on investments	19,273
Cost of investments	5,746,673

*	This deferral is considered incurred in the subsequent year.

Short-Term Bond Fund of America	19

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended August 31, 2017					Year ended August 31, 2016
				Total						Total
				dividends and						dividends and
				distributions						distributions
	Ordinary		Long-term	paid or		Ordinary		Long-term		paid or
Share class	income		capital gains	accrued		income		capital gains		accrued
Class A	$33,951		$—	$33,951		$26,701		$2,719		$29,420
Class B1	3		—	3		12		5		17
Class C	255		—	255		225		89		314
Class T2	—	[3]	—	—	[3]
Class F-1	1,336		—	1,336		1,073		125		1,198
Class F-2	4,511		—	4,511		3,491		273		3,764
Class F-3[4]	1,364		—	1,364
Class 529-A	3,278		—	3,278		2,471		264		2,735
Class 529-B1	—	[3]	—	—	[3]	2		1		3
Class 529-C	198		—	198		153		62		215
Class 529-E	127		—	127		89		15		104
Class 529-T2	—	[3]	—	—	[3]
Class 529-F-1	747		—	747		537		49		586
Class R-1	14		—	14		12		5		17
Class R-2	145		—	145		126		41		167
Class R-2E	3		—	3		—	[3]	—	[3]	—	[3]
Class R-3	399		—	399		280		49		329
Class R-4	343		—	343		203		22		225
Class R-5E5	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	143		—	143		87		6		93
Class R-6	16,759		—	16,759		10,217		729		10,946
Total	$63,576		$—	$63,576		$45,679		$4,454		$50,133

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the year ended August 31, 2017, the investment advisory services fee was $15,751,000, which was equivalent to an annualized rate of 0.279% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Effective June 1, 2017, all share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. Prior to June 1, 2017, the limit was 0.15% for Class A and Class 529-A

20	Short-Term Bond Fund of America

shares and 0.25% for all other share classes. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits		Plan limits
Class A	0.30	%*	0.30%
Class 529-A	0.50	*	0.50
Classes C, 529-C and R-1	1.00		1.00
Class R-2	0.75		1.00
Class R-2E	0.60		0.85
Classes 529-E and R-3	0.50		0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25		0.50

*	Effective June 1, 2017, the fund’s board approved to increase the Class A and Class 529-A expense limit to 0.30% and 0.50%, respectively.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Short-Term Bond Fund of America	21

For the year ended August 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$7,341	$3,107		$315		Not applicable
Class B1	8	1		Not applicable		Not applicable
Class C	812	86		41		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	339	181		68		Not applicable
Class F-2	Not applicable	425		182		Not applicable
Class F-3[4]	Not applicable	2		45		Not applicable
Class 529-A	529	270		156		$214
Class 529-B1	1	—	[3]	—	[3]	—	[3]
Class 529-C	651	62		33		45
Class 529-E	83	9		8		12
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	52		31		42
Class R-1	46	6		2		Not applicable
Class R-2	341	187		23		Not applicable
Class R-2E	3	1		—	[3]	Not applicable
Class R-3	279	91		28		Not applicable
Class R-4	81	33		17		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	7		5		Not applicable
Class R-6	Not applicable	1		606		Not applicable
Total class-specific expenses	$10,514	$4,521		$1,560		$313

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $43,000 in the fund’s statement of operations reflects $37,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2017.

22	Short-Term Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2017

Class A	$1,342,889		134,879	$33,217		3,336		$(1,406,317)	(141,286)	$(30,211)	(3,071)
Class B2	218		22	2		—	[3]	(2,889)	(292)	(2,669)	(270)
Class C	28,348		2,878	250		26		(55,211)	(5,611)	(26,613)	(2,707)
Class T4	10		1	—		—		—	—	10	1
Class F-1	57,128		5,739	1,313		132		(65,364)	(6,568)	(6,923)	(697)
Class F-2	374,577		37,633	3,983		400		(468,558)	(47,097)	(89,998)	(9,064)
Class F-3[5]	299,502		30,092	1,135		114		(90,034)	(9,040)	210,603	21,166
Class 529-A	110,487		11,097	3,262		327		(95,714)	(9,618)	18,035	1,806
Class 529-B2	23		2	—	[3]	—	[3]	(593)	(60)	(570)	(58)
Class 529-C	22,244		2,267	198		20		(25,407)	(2,590)	(2,965)	(303)
Class 529-E	5,505		553	127		13		(6,084)	(612)	(452)	(46)
Class 529-T4	10		1	—	[3]	—	[3]	—	—	10	1
Class 529-F-1	25,086		2,521	744		75		(16,400)	(1,649)	9,430	947
Class R-1	1,564		159	14		2		(1,985)	(202)	(407)	(41)
Class R-2	17,211		1,750	144		14		(18,822)	(1,915)	(1,467)	(151)
Class R-2E	629		63	3		1		(267)	(27)	365	37
Class R-3	24,458		2,459	394		40		(24,613)	(2,475)	239	24
Class R-4	20,186		2,029	341		34		(10,232)	(1,028)	10,295	1,035
Class R-5E	—	[3]	—	—		—		—	—	—	—
Class R-5	6,649		667	143		15		(4,633)	(466)	2,159	216
Class R-6	408,172		40,983	16,757		1,683		(90,662)	(9,117)	334,267	33,549
Total net increase (decrease)	$2,744,896		275,795	$62,027		6,232		$(2,383,785)	(239,653)	$423,138	42,374

Year ended August 31, 2016

Class A	$1,127,372		113,029	$28,830		2,891		$(993,820)	(99,623)	$162,382	16,297
Class B	1,081		109	16		2		(5,441)	(549)	(4,344)	(438)
Class C	44,873		4,550	311		32		(54,187)	(5,489)	(9,003)	(907)
Class F-1	61,332		6,149	1,179		118		(54,693)	(5,481)	7,818	786
Class F-2	265,220		26,588	3,306		331		(176,418)	(17,686)	92,108	9,233
Class 529-A	95,743		9,597	2,724		273		(86,793)	(8,701)	11,674	1,169
Class 529-B	248		25	3		—	[3]	(982)	(99)	(731)	(74)
Class 529-C	24,317		2,470	214		22		(24,393)	(2,478)	138	14
Class 529-E	5,555		557	103		10		(5,438)	(545)	220	22
Class 529-F-1	16,395		1,644	583		58		(15,065)	(1,510)	1,913	192
Class R-1	1,147		116	17		2		(2,258)	(229)	(1,094)	(111)
Class R-2	17,236		1,749	166		17		(16,441)	(1,667)	961	99
Class R-2E	282		28	1		—	[3]	(59)	(6)	224	22
Class R-3	22,709		2,279	327		32		(24,791)	(2,487)	(1,755)	(176)
Class R-4	14,772		1,481	224		22		(12,241)	(1,226)	2,755	277
Class R-5E6	10		1	—		—		—	—	10	1
Class R-5	4,266		428	93		9		(2,658)	(266)	1,701	171
Class R-6	380,605		38,148	10,946		1,097		(71,165)	(7,139)	320,386	32,106
Total net increase (decrease)	$2,083,163		208,948	$49,043		4,916		$(1,546,843)	(155,181)	$585,363	58,683

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.
[6]	Class R-5E shares began investment operations on November 20, 2015.

Short-Term Bond Fund of America	23

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,250,426,000 and $2,141,597,000, respectively, during the year ended August 31, 2017.

24	Short-Term Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
Year ended 8/31/2017	$9.98	$.09	$— [4]	$.09	$(.10)	$— [4]	$(.10)	$9.97	.98%	$3,102		.64%		.64%		.93%
Year ended 8/31/2016	9.97	.07	.04	.11	(.08)	(.02)	(.10)	9.98	1.07	3,133		.62		.62		.67
Year ended 8/31/2015	10.00	.07	(.02)	.05	(.07)	(.01)	(.08)	9.97	.49	2,970		.60		.60		.72
Year ended 8/31/2014	9.95	.05	.04	.09	(.04)	—	(.04)	10.00	.93	3,016		.59		.59		.55
Year ended 8/31/2013	10.10	.05	(.13)	(.08)	(.07)	—	(.07)	9.95	(.82)	3,124		.60		.60		.51
Class C:
Year ended 8/31/2017	9.87	.01	.01	.02	(.03)	— [4]	(.03)	9.86	.22	68		1.45		1.45		.11
Year ended 8/31/2016	9.88	(.02)	.04	.02	(.01)	(.02)	(.03)	9.87	.22	95		1.45		1.45		(.17)
Year ended 8/31/2015	9.94	(.01)	(.02)	(.03)	(.02)	(.01)	(.03)	9.88	(.36)	104		1.44		1.44		(.14)
Year ended 8/31/2014	9.93	(.03)	.04	.01	— [4]	—	— [4]	9.94	.11	115		1.45		1.45		(.31)
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)	— [4]	—	— [4]	9.93	(1.67)	143		1.45		1.45		(.34)
Class T:
Period from 4/7/2017 to 8/31/2017[5,6]	9.95	.05	.04	.09	(.06)	—	(.06)	9.98	.87 [7,8]	—	[9]	.18	[7,8]	.18	[7,8]	.48 [7,8]
Class F-1:
Year ended 8/31/2017	9.98	.08	.01	.09	(.10)	— [4]	(.10)	9.97	.89	136		.73		.73		.83
Year ended 8/31/2016	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	.96	143		.72		.72		.56
Year ended 8/31/2015	10.00	.06	(.02)	.04	(.06)	(.01)	(.07)	9.97	.26	135		.73		.73		.60
Year ended 8/31/2014	9.95	.04	.04	.08	(.03)	—	(.03)	10.00	.88	120		.74		.74		.40
Year ended 8/31/2013	10.10	.04	(.14)	(.10)	(.05)	—	(.05)	9.95	(.95)	147		.73		.73		.38
Class F-2:
Year ended 8/31/2017	9.98	.11	— [4]	.11	(.12)	— [4]	(.12)	9.97	1.16	305		.47		.47		1.09
Year ended 8/31/2016	9.97	.08	.04	.12	(.09)	(.02)	(.11)	9.98	1.23	396		.46		.46		.85
Year ended 8/31/2015	10.00	.09	(.02)	.07	(.09)	(.01)	(.10)	9.97	.54	304		.45		.45		.87
Year ended 8/31/2014	9.95	.07	.04	.11	(.06)	—	(.06)	10.00	1.18	311		.45		.45		.69
Year ended 8/31/2013	10.10	.07	(.14)	(.07)	(.08)	—	(.08)	9.95	(.68)	272		.46		.46		.66
Class F-3:
Period from 1/27/2017 to 8/31/2017[5,10]	9.94	.08	.05	.13	(.09)	—	(.09)	9.98	1.30 [7]	211		.35	[11]	.35	[11]	1.33 [11]
Class 529-A:
Year ended 8/31/2017	9.98	.09	— [4]	.09	(.10)	— [4]	(.10)	9.97	.95	321		.67		.67		.90
Year ended 8/31/2016	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	1.03	302		.66		.66		.63
Year ended 8/31/2015	10.00	.07	(.02)	.05	(.07)	(.01)	(.08)	9.97	.43	291		.66		.66		.67
Year ended 8/31/2014	9.95	.05	.04	.09	(.04)	—	(.04)	10.00	.87	295		.65		.65		.49
Year ended 8/31/2013	10.10	.04	(.13)	(.09)	(.06)	—	(.06)	9.95	(.89)	282		.67		.67		.44

See page 27 for footnotes.

Short-Term Bond Fund of America	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
Year ended 8/31/2017	$9.84	$.01	$.01	$.02	$(.03)	$— [4]	$(.03)	$9.83	.20%	$65		1.49%		1.49%		.08%
Year ended 8/31/2016	9.86	(.03)	.04	.01	(.01)	(.02)	(.03)	9.84	.11	68		1.51		1.51		(.23)
Year ended 8/31/2015	9.93	(.02)	(.03)	(.05)	(.01)	(.01)	(.02)	9.86	(.49)	68		1.52		1.52		(.19)
Year ended 8/31/2014	9.92	(.04)	.05	.01	— [4]	—	— [4]	9.93	.10	71		1.52		1.52		(.38)
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)	— [4]	—	— [4]	9.92	(1.77)	71		1.52		1.52		(.41)
Class 529-E:
Year ended 8/31/2017	9.97	.06	— [4]	.06	(.07)	— [4]	(.07)	9.96	.66	17		.97		.97		.60
Year ended 8/31/2016	9.96	.03	.04	.07	(.04)	(.02)	(.06)	9.97	.71	17		.99		.99		.30
Year ended 8/31/2015	10.00	.03	(.02)	.01	(.04)	(.01)	(.05)	9.96	.03	17		1.00		1.00		.32
Year ended 8/31/2014	9.95	.01	.05	.06	(.01)	—	(.01)	10.00	.57	19		1.00		1.00		.14
Year ended 8/31/2013	10.10	.01	(.13)	(.12)	(.03)	—	(.03)	9.95	(1.23)	18		1.01		1.01		.10
Class 529-T:
Period from 4/7/2017 to 8/31/2017[5,6]	9.95	.05	.04	.09	(.06)	—	(.06)	9.98	.86 [7,8]	—	[9]	.20	[7,8]	.20	[7,8]	.47 [7,8]
Class 529-F-1:
Year ended 8/31/2017	9.98	.11	— [4]	.11	(.12)	— [4]	(.12)	9.97	1.12	65		.50		.50		1.07
Year ended 8/31/2016	9.97	.08	.04	.12	(.09)	(.02)	(.11)	9.98	1.16	56		.52		.52		.77
Year ended 8/31/2015	10.00	.08	(.02)	.06	(.08)	(.01)	(.09)	9.97	.56	54		.53		.53		.81
Year ended 8/31/2014	9.95	.06	.04	.10	(.05)	—	(.05)	10.00	1.00	48		.53		.53		.62
Year ended 8/31/2013	10.10	.06	(.14)	(.08)	(.07)	—	(.07)	9.95	(.75)	41		.53		.53		.59
Class R-1:
Year ended 8/31/2017	9.86	.01	.01	.02	(.03)	— [4]	(.03)	9.85	.21	4		1.47		1.47		.09
Year ended 8/31/2016	9.87	(.02)	.04	.02	(.01)	(.02)	(.03)	9.86	.22	5		1.45		1.45		(.18)
Year ended 8/31/2015	9.94	(.01)	(.03)	(.04)	(.02)	(.01)	(.03)	9.87	(.48)	6		1.47		1.47		(.15)
Year ended 8/31/2014	9.92	(.03)	.05	.02	— [4]	—	— [4]	9.94	.21	6		1.47		1.47		(.33)
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)	— [4]	—	— [4]	9.92	(1.77)	5		1.47		1.47		(.36)
Class R-2:
Year ended 8/31/2017	9.86	.01	— [4]	.01	(.03)	— [4]	(.03)	9.84	.12	45		1.50		1.50		.07
Year ended 8/31/2016	9.87	(.01)	.04	.03	(.02)	(.02)	(.04)	9.86	.26	46		1.43		1.43		(.14)
Year ended 8/31/2015	9.94	(.01)	(.03)	(.04)	(.02)	(.01)	(.03)	9.87	(.47)	46		1.46		1.46		(.13)
Year ended 8/31/2014	9.93	(.03)	.04	.01	— [4]	—	— [4]	9.94	.11	44		1.49		1.49		(.35)
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)	— [4]	—	— [4]	9.93	(1.67)	41		1.46		1.46		(.35)
Class R-2E:
Year ended 8/31/2017	9.97	.04	.01	.05	(.05)	— [4]	(.05)	9.97	.55	1		1.19		1.19		.43
Year ended 8/31/2016	9.97	.03	.04	.07	(.05)	(.02)	(.07)	9.97	.70	—	[9]	1.13		1.11		.55
Year ended 8/31/2015	10.00	.07	(.02)	.05	(.07)	(.01)	(.08)	9.97	.45 [8]	—	[9]	.59	[8]	.59	[8]	.74 [8]
Period from 8/29/2014 to 8/31/2014[5,12]	10.00	—	—	—	—	—	—	10.00	—	—	[9]	—		—		—

26	Short-Term Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-3:
Year ended 8/31/2017	$9.97	$.06	$— [4]	$.06	$(.07)	$— [4]	$(.07)	$9.96	.61%	$55		1.01%		1.01%		.56%
Year ended 8/31/2016	9.96	.03	.04	.07	(.04)	(.02)	(.06)	9.97	.69	55		1.00		1.00		.28
Year ended 8/31/2015	10.00	.03	(.02)	.01	(.04)	(.01)	(.05)	9.96	.03	56		1.00		1.00		.32
Year ended 8/31/2014	9.95	.01	.05	.06	(.01)	—	(.01)	10.00	.56	60		1.02		1.02		.12
Year ended 8/31/2013	10.10	.01	(.14)	(.13)	(.02)	—	(.02)	9.95	(1.25)	55		1.03		1.03		.08
Class R-4:
Year ended 8/31/2017	9.98	.09	— [4]	.09	(.10)	— [4]	(.10)	9.97	.93	37		.70		.70		.89
Year ended 8/31/2016	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	.99	27		.70		.70		.60
Year ended 8/31/2015	10.00	.06	(.02)	.04	(.06)	(.01)	(.07)	9.97	.28	24		.70		.70		.63
Year ended 8/31/2014	9.95	.04	.04	.08	(.03)	—	(.03)	10.00	.91	24		.71		.71		.44
Year ended 8/31/2013	10.10	.04	(.13)	(.09)	(.06)	—	(.06)	9.95	(.93)	25		.71		.71		.40
Class R-5E:
Year ended 8/31/2017	9.98	.11	.01	.12	(.12)	— [4]	(.12)	9.98	1.27	—	[9]	.65		.47		1.09
Period from 11/20/2015 to 8/31/2016[5,13]	9.97	.06	.04	.10	(.07)	(.02)	(.09)	9.98	1.01 [7]	—	[9]	.58	[11]	.58	[11]	.80	[11]
Class R-5:
Year ended 8/31/2017	9.98	.12	.01	.13	(.13)	— [4]	(.13)	9.98	1.32	11		.41		.41		1.17
Year ended 8/31/2016	9.97	.09	.04	.13	(.10)	(.02)	(.12)	9.98	1.28	9		.41		.41		.91
Year ended 8/31/2015	10.01	.09	(.03)	.06	(.09)	(.01)	(.10)	9.97	.58	7		.40		.40		.91
Year ended 8/31/2014	9.95	.07	.05	.12	(.06)	—	(.06)	10.01	1.21	6		.41		.41		.73
Year ended 8/31/2013	10.10	.07	(.13)	(.06)	(.09)	—	(.09)	9.95	(.63)	13		.41		.41		.70
Class R-6:
Year ended 8/31/2017	9.98	.12	— [4]	.12	(.13)	— [4]	(.13)	9.97	1.28	1,384		.35		.35		1.23
Year ended 8/31/2016	9.97	.09	.04	.13	(.10)	(.02)	(.12)	9.98	1.34	1,050		.35		.35		.97
Year ended 8/31/2015	10.00	.10	(.02)	.08	(.10)	(.01)	(.11)	9.97	.73	729		.35		.35		1.01
Year ended 8/31/2014	9.95	.08	.04	.12	(.07)	—	(.07)	10.00	1.17	447		.35		.35		.79
Year ended 8/31/2013	10.10	.08	(.14)	(.06)	(.09)	—	(.09)	9.95	(.58)	256		.35		.35		.76

	Year ended August 31
Portfolio turnover rate for all share classes[14]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	134%	292%	418%	Not available
Including mortgage dollar roll transactions	137%	301%	452%	257%	153%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Amount less than $.01.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class T and 529-T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

Short-Term Bond Fund of America	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
October 17, 2017

28	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2017, through August 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	29

	Beginning account value 3/1/2017	Ending account value 8/31/2017	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,007.25	$3.39	.67%
Class A – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class C – actual return	1,000.00	1,004.49	7.28	1.44
Class C – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class T – actual return†	1,000.00	1,008.74	1.81	.45
Class T – assumed 5% return†	1,000.00	1,022.94	2.29	.45
Class F-1 – actual return	1,000.00	1,008.02	3.69	.73
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-2 – actual return	1,000.00	1,008.33	2.33	.46
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class F-3 – actual return	1,000.00	1,009.92	1.77	.35
Class F-3 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-A – actual return	1,000.00	1,008.18	3.54	.70
Class 529-A – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 529-C – actual return	1,000.00	1,004.33	7.48	1.48
Class 529-C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-E – actual return	1,000.00	1,006.82	4.86	.96
Class 529-E – assumed 5% return	1,000.00	1,020.37	4.89	.96
Class 529-T – actual return†	1,000.00	1,008.57	1.97	.49
Class 529-T – assumed 5% return†	1,000.00	1,022.74	2.50	.49
Class 529-F-1 – actual return	1,000.00	1,009.17	2.53	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-1 – actual return	1,000.00	1,004.43	7.33	1.45
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class R-2 – actual return	1,000.00	1,003.49	7.22	1.43
Class R-2 – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class R-2E – actual return	1,000.00	1,005.73	5.97	1.18
Class R-2E – assumed 5% return	1,000.00	1,019.26	6.01	1.18
Class R-3 – actual return	1,000.00	1,006.67	5.01	.99
Class R-3 – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class R-4 – actual return	1,000.00	1,008.20	3.49	.69
Class R-4 – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class R-5E – actual return	1,000.00	1,009.99	1.72	.34
Class R-5E – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-5 – actual return	1,000.00	1,009.64	2.03	.40
Class R-5 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-6 – actual return	1,000.00	1,009.93	1.77	.35
Class R-6 – assumed 5% return	1,000.00	1,023.44	1.79	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 184 days.

30	Short-Term Bond Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2017:

U.S. government income that may be exempt from state taxation	$18,557,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

Short-Term Bond Fund of America	31

Approval of Investment Advisory and Service Agreement

Short-Term Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income consistent with the maturity and quality standards described in the prospectus and preservation of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes including the Lipper Short U.S. Government Funds Average and the Bloomberg Barclays U.S. Government/ Credit 1-3 Years ex-BBB Index. They noted that the investment results of the fund were above the Lipper average for the year-to-date, one-year, three-year and five-year periods (while lower than the 10-year and lifetime periods); and above the results of the Bloomberg Barclays index for the year-to-date period, and in-line with the results for the one-year period, (although lower for all other periods considered). They also noted that the standard deviation of the fund’s returns, a measure of risk, was lower than the Lipper average for the period from October 31, 2006 to September 30, 2016 and in line with the Lipper average for the three-year and five-year periods ended on that date. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were below the median of the other funds in the Lipper Short U.S. Government Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

32	Short-Term Bond Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Short-Term Bond Fund of America	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Leonard R. Fuller, 1946	2006	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2006	Private investor	80	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2009	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
Frank M. Sanchez, 1943	2006	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
Margaret Spellings, 1957	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc.

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	18	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	Short-Term Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Senior Vice President	2006	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Ritchie Tuazon, 1978 Vice President	2015	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Short-Term Bond Fund of America	35

Offices of the fund and of the investment advisor

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2017, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$66,000
2017	$74,000

b) Audit-Related Fees:
2016	None
2017	None

c) Tax Fees:
2016	$7,000
2017	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$17,000
2017	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	$9,000
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$2,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $37,000 for fiscal year 2016 and $7,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were ------------------------------. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®

Investment portfolio

August 31, 2017

Bonds, notes & other debt instruments 88.79% U.S. Treasury bonds & notes 33.46% U.S. Treasury 28.82%	Principal?amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$5,860	$5,832
U.S. Treasury 1.125% 20181	75,000	74,941
U.S. Treasury 1.25% 2018	91,985	91,964
U.S. Treasury 1.25% 2018	84,140	84,116
U.S. Treasury 0.75% 2019	36,640	36,359
U.S. Treasury 0.875% 2019	50,000	49,547
U.S. Treasury 1.00% 2019	25,000	24,890
U.S. Treasury 1.00% 2019	7,400	7,348
U.S. Treasury 1.25% 2019	57,000	56,928
U.S. Treasury 1.25% 2019	48,730	48,680
U.S. Treasury 1.375% 2019	45,000	45,047
U.S. Treasury 1.50% 2020	194,541	195,051
U.S. Treasury 1.50% 2020	36,000	36,098
U.S. Treasury 1.50% 2020	29,470	29,530
U.S. Treasury 1.50% 2020	15,500	15,534
U.S. Treasury 1.50% 2020	9,751	9,780
U.S. Treasury 1.375% 2021	10,780	10,732
U.S. Treasury 1.75% 2021	25,000	25,114
U.S. Treasury 1.625% 2022	106,500	106,108
U.S. Treasury 1.75% 2022	65,100	65,276
U.S. Treasury 1.75% 2022	10,000	10,026
U.S. Treasury 1.875% 2022	380,075	382,956
U.S. Treasury 1.875% 2022	52,000	52,422
U.S. Treasury 1.875% 2022	39,900	40,243
U.S. Treasury 2.00% 2024	98,000	98,417
U.S. Treasury 2.125% 2024	70,500	71,340
U.S. Treasury 2.375% 2027	5,000	5,109
		1,679,388
U.S. Treasury inflation-protected securities 4.64%
U.S. Treasury Inflation-Protected Security 0.125% 20202	52,299	52,590
U.S. Treasury Inflation-Protected Security 0.125% 20242	25,790	25,714
U.S. Treasury Inflation-Protected Security 0.625% 20242	52,490	53,951
U.S. Treasury Inflation-Protected Security 0.25% 20252	20,683	20,642
U.S. Treasury Inflation-Protected Security 0.375% 20252	62,212	62,787
U.S. Treasury Inflation-Protected Security 0.625% 20262	30,926	31,665
U.S. Treasury Inflation-Protected Security 0.375% 20272	9,012	9,037
U.S. Treasury Inflation-Protected Security 0.875% 20472	14,206	14,233
		270,619
Total U.S. Treasury bonds & notes		1,950,007

Short-Term Bond Fund of America — Page 1 of 13

Bonds, notes & other debt instruments Corporate bonds & notes 21.26% Financials 7.71%	Principal?amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,405	$7,489
ACE INA Holdings Inc. 2.875% 2022	1,275	1,311
ACE INA Holdings Inc. 3.35% 2026	1,275	1,322
AIG Global Funding 1.65% 20173	10,000	10,005
Bank of New York Mellon Corp. (3-month USD-LIBOR + 0.56%) 1.871% 20184	20,000	20,101
Bank of Nova Scotia 1.65% 2019	6,750	6,749
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,535
Berkshire Hathaway Finance Corp. 1.45% 2018	10,000	10,001
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,628
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	10,031
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20193,4,5,6,7	1,069	1,069
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20193,4,5,6,7	133	133
Citigroup Inc. 1.70% 2018	7,000	7,001
Commonwealth Bank of Australia 2.25% 20203	7,500	7,556
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 1.936% 20223,4	5,000	5,015
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,313
Goldman Sachs Group, Inc. 2.30% 2019	5,000	5,034
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.674% 20214	10,395	10,628
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 2.424% 20224	1,855	1,875
HSBC Holdings PLC 2.65% 2022	15,000	15,118
MetLife Global Funding I 2.30% 20193	6,745	6,811
Metropolitan Life Global Funding I, 1.75% 20183	14,560	14,572
Morgan Stanley 2.45% 2019	9,250	9,330
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.487% 20224	15,000	15,171
National Australia Bank Ltd. 1.375% 2019	4,200	4,173
New York Life Global Funding 1.95% 20203	3,645	3,652
New York Life Global Funding 2.00% 20203	20,000	20,057
New York Life Global Funding 1.70% 20213	5,000	4,927
Nordea Bank AB 1.875% 20183	11,425	11,451
PNC Bank 1.50% 2017	2,000	2,000
Rabobank Nederland 2.50% 2021	6,535	6,633
Rabobank Nederland 2.75% 2022	4,100	4,187
Royal Bank of Canada 2.125% 2020	30,315	30,532
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 2.041% 20224	10,295	10,378
Svenska Handelsbanken AB 1.50% 2019	7,080	7,040
Swedbank AB 2.80% 20223	10,000	10,207
Toronto-Dominion Bank 1.45% 2018	34,155	34,127
Toronto-Dominion Bank 1.625% 2018	23,300	23,323
Toronto-Dominion Bank 1.75% 2018	7,000	7,013
US Bancorp. (3-month USD-LIBOR + 0.40%) 1.714% 20194	20,000	20,098
Wells Fargo & Co. 1.65% 2018	9,250	9,256
Wells Fargo & Co. 1.80% 2018	7,415	7,429
Wells Fargo & Co. 1.75% 2019	15,000	15,007
Wells Fargo & Co. 2.15% 2019	5,930	5,976
Westpac Banking Corp. 2.15% 2020	20,000	20,164
		449,428
Energy 3.36%
Chevron Corp. (3-month USD-LIBOR + 0.50%) 1.814% 20184	26,600	26,691
Chevron Corp. 1.561% 2019	15,000	15,000
Chevron Corp. 1.686% 2019	30,315	30,408
Chevron Corp. 1.991% 2020	8,845	8,935
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.396% 20194	31,820	31,890
Exxon Mobil Corp. 1.708% 2019	10,000	10,024

Short-Term Bond Fund of America — Page 2 of 13

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Royal Dutch Shell PLC 1.375% 2019	$11,345	$11,290
Royal Dutch Shell PLC 1.75% 2021	6,160	6,109
Schlumberger BV 1.90% 20173	15,000	15,011
Schlumberger BV 3.00% 20203	3,645	3,744
Shell International Finance BV 2.125% 2020	5,000	5,055
Statoil ASA 2.25% 2019	18,660	18,869
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,506
		195,532
Health care 3.01%
AbbVie Inc. 1.80% 2018	5,000	5,006
AbbVie Inc. 2.30% 2021	9,955	9,986
Aetna Inc. (3-month USD-LIBOR + 0.65%) 1.869% 20174	4,170	4,176
AstraZeneca PLC 1.75% 2018	10,000	10,002
Bristol-Myers Squibb Co. 1.60% 2019	5,000	5,001
Eli Lilly and Co. 1.25% 2018	7,400	7,395
EMD Finance LLC 1.70% 20183	7,000	7,011
EMD Finance LLC 2.40% 20203	15,775	15,934
Johnson & Johnson 1.125% 2019	20,745	20,667
Johnson & Johnson 2.25% 2022	11,790	11,973
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.677% 20184	26,200	26,259
Novartis Capital Corp. 1.80% 2020	15,000	15,086
Pfizer Inc. 1.20% 2018	15,000	14,978
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.546% 20184	10,000	10,022
Roche Holdings, Inc. 1.35% 20173	2,000	2,000
UnitedHealth Group Inc. 1.70% 2019	10,000	10,018
		175,514
Information technology 2.57%
Apple Inc. 1.10% 2019	15,000	14,891
Apple Inc. 1.55% 2019	25,300	25,363
Apple Inc. 1.90% 2020	10,300	10,363
Apple Inc. 2.50% 2022	7,355	7,485
Cisco Systems, Inc. 1.40% 2019	21,530	21,462
International Business Machines Corp. 1.125% 2018	10,000	9,990
Microsoft Corp. 1.30% 2018	15,000	14,994
Microsoft Corp. 1.10% 2019	11,355	11,271
Microsoft Corp. 1.85% 2020	25,330	25,494
Microsoft Corp. 2.875% 2024	3,435	3,535
Oracle Corp. 2.50% 2022	5,000	5,079
		149,927
Consumer discretionary 1.64%
Amazon.com, Inc. 2.60% 2019	5,000	5,100
Amazon.com, Inc. 1.90% 20203	26,800	26,929
Amazon.com, Inc. 2.40% 20233	7,375	7,419
Starbucks Corp. 2.10% 2021	7,640	7,723
Starbucks Corp. 2.70% 2022	2,140	2,196
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,000
Toyota Motor Credit Corp. 1.70% 2019	12,000	12,022
Toyota Motor Credit Corp. 2.15% 2020	8,000	8,084
Walt Disney Co. 1.65% 2019	6,355	6,370
		95,843

Short-Term Bond Fund of America — Page 3 of 13

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 1.56%	Principal?amount (000)	Value (000)
Anheuser-Busch InBev NV 2.65% 2021	$11,675	$11,904
Coca-Cola Co. 1.375% 2019	35,000	34,963
Philip Morris International Inc. 1.375% 2019	6,000	5,976
Philip Morris International Inc. 1.625% 2019	18,000	17,989
Philip Morris International Inc. 2.00% 2020	9,570	9,604
Procter & Gamble Co. 1.70% 2021	8,820	8,779
Reckitt Benckiser Group PLC 2.375% 20223	1,500	1,502
		90,717
Utilities 0.50%
Consolidated Edison, Inc. 2.00% 2020	11,225	11,268
Duke Energy Progress Inc. (3-month USD-LIBOR + 0.20%) 1.516% 20174	8,540	8,543
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,511
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,719
		29,041
Real estate 0.41%
Scentre Group 2.375% 20193	1,380	1,386
Scentre Group 2.375% 20213	2,970	2,960
WEA Finance LLC 1.75% 20173	14,420	14,420
WEA Finance LLC 3.25% 20203	5,185	5,330
		24,096
Industrials 0.30%
3M Co. 1.625% 2021	4,941	4,915
Boeing Company 1.65% 2020	5,635	5,629
Siemens AG 1.45% 20183	7,000	7,000
		17,544
Telecommunication services 0.20%
Verizon Communications Inc. 2.946% 2022	11,205	11,422
Total corporate bonds & notes		1,239,064
Asset-backed obligations 15.76%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 20193,7	5,415	5,416
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20193,7	2,500	2,503
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20203,7	4,525	4,577
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,7	10,480	10,538
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20197	1,235	1,235
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20197	154	154
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20207	668	667
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20207	4,050	4,048
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20207	3,935	3,936
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20227	7,020	7,121
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.317% 20253,4,7	8,105	8,108
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20213,7	5,742	5,745
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.237% 20263,4,7	755	755
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.314% 20253,4,7	15,100	15,100
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20227	25,090	25,114
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 20237	3,540	3,577
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20207	13,745	13,764
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 20207	492	493
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 20207	4,000	4,000

Short-Term Bond Fund of America — Page 4 of 13

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20217	$9,000	$9,010
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 20197	430	430
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20197	1,020	1,020
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 20197	997	996
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 20207	9,173	9,167
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 20197	3,000	3,000
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20207	34,310	34,271
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20207	1,600	1,600
Chase Issuance Trust, Series 2015-A1, Class A, (1-month USD-LIBOR + 0.32%) 1.547% 20204,7	10,000	10,013
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20207	8,000	8,008
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20193,7	3,171	3,170
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20203,7	1,015	1,018
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 2.438% 20243,4,7	20,000	20,001
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.568% 20243,4,7	1,562	1,565
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.263% 20263,4,7	10,750	10,750
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 20207	400	401
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 20217	24,850	24,924
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20283,7	813	810
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20293,7	5,004	5,016
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20293,7	5,662	5,693
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20233,7	4,739	4,742
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20193,7	269	269
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,7	2,710	2,716
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20193,7	3,595	3,601
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20203,7	7,878	7,873
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20203,7	17,610	17,607
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20203,7	1,000	1,011
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 20213,7	8,000	8,015
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20213,7	1,000	1,007
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.577% 20204,7	18,420	18,446
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,7	648	650
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20183,7	8,380	8,391
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 20193,7	1,123	1,123
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 20193,7	1,598	1,598
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20197	5,285	5,286
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20197	6,955	6,957
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 20193,7	6,000	6,003
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20203,7	11,590	11,596
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 20207	5,125	5,131
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 20203,7	3,785	3,793
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 20203,7	242	242
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 20213,7	2,045	2,055
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,7	2,096	2,109
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,7	6,883	6,930
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20213,7	5,000	5,071
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20223,7	5,780	5,849
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 20193,7	292	292
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 20193,7	3,511	3,512
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20203,7	8,675	8,670
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20203,7	6,282	6,285
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,7	14,930	14,929
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20213,7	4,100	4,103
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20213,7	6,835	6,892
Drivetime Auto Owner Trust, Series 2014-1A, Class D, 3.98% 20213,7	1,774	1,781

Short-Term Bond Fund of America — Page 5 of 13

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,7	$2,500	$2,512
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,7	5,000	5,030
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20223,7	2,940	2,973
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.605% 20233,4,7	1,273	1,275
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.284% 20253,4,7	7,960	7,960
Enterprise Fleet Financing LLC, Series 2017-1, Class A1, 1.05% 20183,7	3,226	3,225
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20203,7	2,161	2,160
Enterprise Fleet Financing LLC, Series 2014-2, Class A3, 1.64% 20203,7	725	725
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20223,7	3,252	3,252
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,7	7,445	7,486
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 20203,7	2,525	2,528
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 20203,7	275	275
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20213,7	6,383	6,373
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20197	679	679
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.367% 20233,4,7	9,652	9,672
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 20203,7	500	501
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,7	3,230	3,227
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,7	6,675	6,678
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 20253,7	12,010	12,131
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20263,7	12,600	12,707
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,7	8,375	8,375
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,7	17,160	17,437
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20207	8,200	8,198
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20217	7,420	7,402
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20283,7	677	672
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20293,7	1,409	1,400
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,7	4,859	4,977
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.631% 20283,4,7	615	615
Hertz Fleet Lease Funding LP, Series 2014-1B, (1-month USD-LIBOR + 0.75%) 1.981% 20283,4,7	2,700	2,700
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20193,7	39,895	39,810
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20213,7	12,762	12,766
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.416% 20253,4,7	8,000	8,028
Navient Student Loan Trust, Series 2015-2, Class A1, (1-month USD-LIBOR + 0.28%) 1.514% 20244,7	355	355
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 1.654% 20294,7	3,369	3,380
Neuberger Berman CLO Ltd, Series 2013-15A, Class A1, CLO, (3-month USD-LIBOR + 1.40%) 2.704% 20253,4,7	750	751
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,7	2,202	2,206
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.279% 20253,4,7	5,395	5,405
Prestige Auto Receivables Trust, Series 2016-1A, Class A2, 1.78% 20193,7	3,158	3,159
Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.53% 20213,7	2,769	2,768
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 20213,7	3,750	3,755
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 20213,7	6,120	6,148
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 20197	532	532
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20207	4,439	4,436
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 20207	4,915	4,916
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20207	1,850	1,851
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20207	642	643
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20207	1,142	1,147
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20217	2,170	2,175
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20217	22,260	22,389
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20217	7,645	7,713
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	6,305	6,361
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20217	1,000	1,013
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20227	2,170	2,186
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20227	500	507

Short-Term Bond Fund of America — Page 6 of 13

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.064% 20234,7	$1,290	$1,288
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.214% 20234,7	1,500	1,507
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.414% 20234,7	1,500	1,515
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.814% 20234,7	1,812	1,857
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.634% 20254,7	1,715	1,697
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.284% 20353,4,7	3,460	3,489
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20363,7	7,147	7,239
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.294% 20253,4,7	11,417	11,418
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.334% 20253,4,7	19,350	19,351
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20383,7	8,250	8,208
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,7	6,944	6,986
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20393,7	624	625
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20393,7	3,007	3,020
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,7	5,486	5,517
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,7	7,279	7,605
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20213,7	14,210	14,256
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,7	24,335	24,501
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.254% 20263,4,7	9,995	9,995
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20203,7	11,805	11,817
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,7	11,070	11,073
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 20203,7	475	476
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20213,7	11,250	11,353
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,7	3,652	3,650
World Financial Network Credit Card Master Note Trust, Series 2013-A, Class A, 1.61% 20217	1,980	1,981
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 20227	2,000	1,997
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.707% 20224,7	4,000	4,008
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20237	1,000	1,022
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20207	886	885
		918,130
Bonds & notes of governments & government agencies outside the U.S. 9.04%
Bank Nederlandse Gemeenten NV 1.00% 20183	9,000	8,956
Bank of England 1.25% 20183	6,500	6,498
Belgium (Kingdom of) 1.125% 20193	14,600	14,483
Council of Europe Development Bank 1.00% 2019	15,000	14,901
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,015
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,780
European Investment Bank 1.25% 2019	3,570	3,547
European Investment Bank 1.625% 2020	22,500	22,533
European Investment Bank 1.75% 2020	10,000	10,048
European Investment Bank 1.375% 2021	13,333	13,111
European Investment Bank 1.625% 2021	12,000	11,937
European Investment Bank 2.00% 2021	10,000	10,092
European Investment Bank 2.25% 2022	11,265	11,448
European Investment Bank 2.25% 2022	6,000	6,093
Finland (Republic of) 1.00% 20183	5,000	4,991
Inter-American Development Bank 1.00% 2019	15,000	14,874
Inter-American Development Bank 1.625% 2020	14,500	14,530
Inter-American Development Bank 1.875% 2021	10,000	10,070
Inter-American Development Bank 2.125% 2022	10,000	10,141

Short-Term Bond Fund of America — Page 7 of 13

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
International Bank for Reconstruction and Development 1.00% 2018	$5,000	$4,990
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,768
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,923
International Bank for Reconstruction and Development 1.875% 2020	20,000	20,177
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,866
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,859
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,962
KfW 0.875% 2017	3,000	2,997
KfW 1.00% 2018	14,000	13,942
KfW 1.00% 2018	8,000	7,994
KfW 1.125% 2018	9,000	8,966
KfW 1.125% 2018	6,000	5,985
KfW 1.00% 2019	12,000	11,887
KfW 1.25% 2019	15,000	14,913
KfW 1.50% 2019	10,000	10,005
KfW 1.50% 2020	8,000	7,981
KfW 1.50% 2021	9,000	8,928
Kommunalbanken 1.50% 20193	13,000	12,992
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,427
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,490
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,001
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,431
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,043
Ontario (Province of) 1.625% 2019	15,000	15,012
Sweden (Kingdom of) 1.00% 20173	5,000	4,998
Sweden (Kingdom of) 1.125% 20183	4,900	4,896
Sweden (Kingdom of) 1.125% 20193	65,000	64,499
Sweden (Kingdom of) 1.625% 20203	8,500	8,521
		526,501
Mortgage-backed obligations 6.97% Federal agency mortgage-backed obligations 4.88%
Fannie Mae 4.00% 20197	996	1,030
Fannie Mae 4.00% 20197	477	494
Fannie Mae 4.00% 20197	455	471
Fannie Mae 5.00% 20237	356	389
Fannie Mae 5.00% 20237	278	303
Fannie Mae 3.50% 20257	1,014	1,059
Fannie Mae 4.50% 20257	2,134	2,247
Fannie Mae 3.50% 20267	2,200	2,297
Fannie Mae 3.50% 20357	11,135	11,695
Fannie Mae 3.50% 20357	1,814	1,900
Fannie Mae 3.50% 20367	36,133	37,874
Fannie Mae 6.00% 20387	3,500	3,968
Fannie Mae 6.00% 20387	1,440	1,630
Fannie Mae 6.00% 20387	110	124
Fannie Mae 5.00% 20417	3,668	4,021
Fannie Mae 4.00% 20477,8	13,230	13,957
Fannie Mae Pool #555538 3.014% 20334,7	1,006	1,062
Fannie Mae Pool #888521 2.91% 20344,7	1,707	1,797
Fannie Mae Pool #848751 3.069% 20364,7	466	490
Fannie Mae Pool #AC6266 3.432% 20394,7	589	622
Fannie Mae Pool #AC1676 3.476% 20394,7	434	456
Fannie Mae Pool #AC2106 3.59% 20394,7	355	373
Fannie Mae, Series 2015-M14, multifamily 1.646% 20197	5,446	5,448

Short-Term Bond Fund of America — Page 8 of 13

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae, Series 2007-114, Class A7, (1-month USD-LIBOR + 0.20%) 1.434% 20374,7	$6,202	$6,182
Freddie Mac 5.50% 20247	2,925	3,029
Freddie Mac 5.50% 20347	463	519
Freddie Mac 3.50% 20357	1,152	1,208
Freddie Mac 5.50% 20367	341	380
Freddie Mac Pool #760014 2.972% 20454,7	4,237	4,377
Freddie Mac Pool #782818 2.784% 20344,7	957	1,010
Freddie Mac Pool #781228 2.963% 20344,7	1,182	1,248
Freddie Mac Pool #1H2524 3.094% 20354,7	2,667	2,812
Freddie Mac Pool #1L1292 2.978% 20364,7	1,916	2,035
Freddie Mac Pool #1L1476 3.078% 20364,7	1,044	1,112
Freddie Mac Pool #848365 3.102% 20364,7	1,235	1,304
Freddie Mac Pool #1B4386 3.599% 20394,7	304	321
Freddie Mac Pool #1B8916 3.259% 20414,7	2,057	2,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20567	18,629	18,836
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20567	12,613	12,848
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20567	17,018	17,435
Government National Mortgage Assn. 4.50% 20437	1,015	1,082
Government National Mortgage Assn. 4.50% 20437	44	47
Government National Mortgage Assn. 4.50% 20447	809	862
Government National Mortgage Assn. 4.50% 20447	10	10
Government National Mortgage Assn. 4.50% 20457	15,962	17,016
Government National Mortgage Assn. 4.50% 20457	10,325	11,007
Government National Mortgage Assn. 4.50% 20457	2,680	2,857
Government National Mortgage Assn. 4.50% 20457	2,599	2,771
Government National Mortgage Assn. 4.50% 20457	855	912
Government National Mortgage Assn. 4.50% 20457	467	497
Government National Mortgage Assn. 5.46% 20597	279	296
Government National Mortgage Assn. 4.685% 20617	589	602
Government National Mortgage Assn. 4.70% 20617	3,817	3,878
Government National Mortgage Assn. 4.70% 20617	551	560
Government National Mortgage Assn. 4.72% 20617	236	239
Government National Mortgage Assn. 4.795% 20617	214	218
Government National Mortgage Assn. 4.808% 20617	418	425
Government National Mortgage Assn. 4.809% 20617	240	246
Government National Mortgage Assn. 4.822% 20617	1,151	1,167
Government National Mortgage Assn. 5.081% 20617	736	759
Government National Mortgage Assn. 5.091% 20617	1,444	1,496
Government National Mortgage Assn. 4.626% 20637	1,213	1,248
Government National Mortgage Assn. 4.65% 20637	1,262	1,297
Government National Mortgage Assn. 4.672% 20637	1,191	1,218
Government National Mortgage Assn. 4.666% 20637	575	588
Government National Mortgage Assn. 4.986% 20637	463	478
Government National Mortgage Assn. 4.631% 20647	1,213	1,246
Government National Mortgage Assn. 4.633% 20647	1,187	1,220
Government National Mortgage Assn. 4.672% 20647	1,278	1,308
Government National Mortgage Assn. 4.704% 20647	2,512	2,596
Government National Mortgage Assn. 4.704% 20647	1,117	1,149
Government National Mortgage Assn. 4.717% 20647	1,159	1,193
Government National Mortgage Assn. 4.882% 20647	384	394
Government National Mortgage Assn. 6.48% 20647	379	392
Government National Mortgage Assn. 6.64% 20647	1,192	1,241
Government National Mortgage Assn. 4.696% 20657	455	477
Government National Mortgage Assn. Pool #AG8149 1.829% 20644,7	477	482

Short-Term Bond Fund of America — Page 9 of 13

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 1.92% 20624,7	$2,844	$2,870
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.013% 20624,7	33,290	33,690
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 1.82% 20644,7	14,052	14,177
		284,727
Collateralized mortgage-backed (privately originated) 1.98%
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.434% 20244,7	74	74
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.334% 20254,7	401	402
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.634% 20254,7	1,510	1,514
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 20573,4,7	52	52
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,4,7	609	618
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.081% 20193,4,7	33,505	33,515
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20263,5,7	2,139	2,161
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20263,4,5,7	2,582	2,599
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20273,5,7	8,526	8,525
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20273,7	2,105	2,143
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,4,7	4,389	4,415
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.134% 20493,4,7	11,352	11,351
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20563,4,7	16,125	16,157
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20563,4,7	9,580	9,593
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,7	21,899	22,222
		115,341
Commercial mortgage-backed securities 0.11%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20504,7	3,400	3,417
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 20454,7	2,774	2,776
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 20497	16	16
		6,209
Total mortgage-backed obligations		406,277
Municipals 1.52% California 0.41%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2017	260	260
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2018	150	152
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2019	225	235
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2020	360	381
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 4.00% 2021	405	451
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,261
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	15,054
		23,794
Illinois 0.40%
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	23,453
Florida 0.36%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	835	881
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,133
		21,014

Short-Term Bond Fund of America — Page 10 of 13

Bonds, notes & other debt instruments Municipals (continued) New Jersey 0.28%	Principal?amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	$12,500	$12,866
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,228
		16,094
Indiana 0.03%
Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,076
Ohio 0.03%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	690	726
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	820	865
		1,591
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	710	747
		88,769
Federal agency bonds & notes 0.78%
Fannie Mae 1.00% 2019	10,000	9,947
Fannie Mae 1.75% 2019	4,000	4,029
Fannie Mae 1.75% 2019	3,000	3,021
Fannie Mae 1.625% 2020	5,000	5,022
Fannie Mae 2.00% 2022	14,415	14,603
United States Agency for International Development, Ukraine, 1.471% 2021	8,820	8,721
		45,343
Total bonds, notes & other debt instruments (cost: $5,154,554,000)		5,174,091
Short-term securities 10.15%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16%–1.40% due 9/7/2017–10/31/2017	151,400	151,394
Canadian Imperial Bank of Commerce 1.18% due 9/15/20173	31,100	31,085
Fairway Finance Corp. 1.20% due 9/5/20173	44,100	44,093
Federal Home Loan Bank 1.03%–1.07% due 9/29/2017–11/28/2017	153,400	153,149
General Electric Co. 1.08% due 9/1/2017	26,400	26,399
Liberty Street Funding Corp. 1.21% due 9/7/20173	20,900	20,895
Mizuho Bank, Ltd. 1.18% due 9/1/20173	72,300	72,298
Sumitomo Mitsui Banking Corp. 1.24% due 9/26/20173	51,100	51,056
Svenska Handelsbanken Inc. 1.26% due 10/27/20173	41,000	40,922
Total short-term securities (cost: $591,270,000)		591,291
Total investment securities 98.94% (cost: $5,745,824,000)		5,765,382
Other assets less liabilities 1.06%		61,676
Net assets 100.00%		$5,827,058

Short-Term Bond Fund of America — Page 11 of 13

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 8/31/201710 (000)	Unrealized appreciation (depreciation) at 8/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	1,905	December 2017	$190,500	$241,905	$294
20 Year U.S. Treasury Bond Futures	Short	87	December 2017	(8,700)	(13,580)	(57)
30 Year Ultra U.S. Treasury Bond Futures	Short	288	December 2017	(28,800)	(48,690)	(267)
10 Year Ultra U.S. Treasury Note Futures	Short	857	December 2017	(85,700)	(117,007)	(94)
2 Year U.S. Treasury Note Futures	Long	1,379	January 2018	275,800	298,295	72
5 Year U.S. Treasury Note Futures	Long	1,107	January 2018	110,700	131,179	216
						$164

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2017 (000)
U.S. EFFR	1.19375%	11/1/2017	$600,000	$(30)	$—	$(30)
U.S. EFFR	1.242%	1/31/2018	500,000	(10)	—	(10)
U.S. EFFR	1.24375%	1/31/2018	500,000	(15)	—	(15)
U.S. EFFR	1.26%	1/31/2018	1,800,000	(90)	—	(90)
U.S. EFFR	1.2715%	1/31/2018	5,470,000	(328)	—	(328)
U.S. EFFR	1.278%	1/31/2018	4,750,000	(332)	—	(332)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	429	—	429
1.337%	U.S. EFFR	6/8/2019	349,000	216	—	216
3-month USD-LIBOR	1.504%	6/8/2019	174,500	31	—	31
3-month USD-LIBOR	1.5055%	6/8/2019	174,500	28	—	28
1.367%	U.S. EFFR	6/12/2019	174,500	201	—	201
3-month USD-LIBOR	1.5395%	6/12/2019	174,500	(79)	—	(79)
1.37%	U.S. EFFR	6/14/2019	13,000	16	—	16
3-month USD-LIBOR	1.553%	6/14/2019	13,000	(9)	—	(9)
1.362%	U.S. EFFR	6/21/2019	174,500	181	—	181
3-month USD-LIBOR	1.555%	6/21/2019	174,500	(119)	—	(119)
1.351%	U.S. EFFR	6/28/2019	174,500	145	—	145
3-month USD-LIBOR	1.5445%	6/28/2019	174,500	(82)	—	(82)
3-month USD-LIBOR	1.276%	10/11/2021	103,000	1,737	—	1,737
3-month USD-LIBOR	2.029%	7/11/2022	178,000	(2,310)	—	(2,310)
3-month USD-LIBOR	1.9235%	7/31/2022	15,000	(120)	—	(120)
2.296%	3-month USD-LIBOR	3/21/2024	38,000	1,002	—	1,002
2.589%	3-month USD-LIBOR	2/10/2025	212,000	4,613	—	4,613
3-month USD-LIBOR	2.2365%	9/2/2025	50	(1)	—	(1)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	1,462	—	1,462
3-month USD-LIBOR	1.623%	5/19/2026	30,000	927	—	927
3-month USD-LIBOR	1.3805%	7/5/2026	37,000	1,918	—	1,918
3-month USD-LIBOR	2.214%	4/19/2027	82,500	(1,202)	—	(1,202)
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	(1,244)	—	(1,244)
3-month USD-LIBOR	2.298%	5/3/2027	25,200	(553)	—	(553)
3-month USD-LIBOR	2.172%	8/16/2027	8,000	(78)	—	(78)
3-month USD-LIBOR	2.7595%	2/10/2030	113,000	(4,216)	—	(4,216)
3-month USD-LIBOR	2.5105%	8/4/2047	5,000	(148)	—	(148)
3-month USD-LIBOR	2.51%	8/4/2047	28,000	(827)	—	(827)

Short-Term Bond Fund of America — Page 12 of 13

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2017 (000)
3-month USD-LIBOR	2.5015%	8/17/2047	$12,800	$(354)	$—	$(354)
3-month USD-LIBOR	2.5095%	8/17/2047	12,200	(359)	—	(359)
					$—	$400

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $43,724,000, which represented .75% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,332,356,000, which represented 22.86% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,487,000, which represented .25% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-048-1017O-S60726	Short-Term Bond Fund of America — Page 13 of 13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Short-Term Bond Fund of America (the "Fund") as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolio (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

October 17, 2017

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: October 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: October 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2017